4. Income Taxes (Tables)	6 Months Ended
Mar. 31, 2014
Income Taxes Tables
Schedule of provision for income taxes
	Three Months Ended March 31, 2014	Six Months Ended March 31, 2014	From Inception (July 29, 2013) through March 31, 2014

Current Tax Provision:
Federal-State-Local	-	-	250
Taxable Income	-	-	-

Total current tax provision	0	0	250

Deferred Tax Provision:
Federal		-	-
Loss carry-forwards	815	9,481	12,916
Change in valuation allowance	(815)	(9,481)	(12,916)

Total deferred tax provision	0	0	(0)

The Company had deferred income tax assets as of March 31, 2014 as follows:

Loss carry-forwards	12,916
Less - valuation allowance	(12,916)

Total net deferred tax assets	(0)